Stock-Based Compensation and Benefit Plans - Fair Value and Assumptions (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of fair value of stock options granted and assumptions
Options granted		2,004,420	330,470
Stock options
Summary of fair value of stock options granted and assumptions
Estimated Fair Value	$ 84,732	$ 339,671	$ 306,189
Options granted	465,000	2,004,420	330,470
Expected Term			3 years
Volatility, Minimum	26.00%		30.00%
Volatility, Maximum	27.00%		33.00%
Risk Free Interest Rate, Minimum	0.22%	0.22%	0.34%
Risk Free Interest Rate, Maximum	1.07%	1.00%	0.90%
Stock options | Minimum
Summary of fair value of stock options granted and assumptions
Expected Term	2 years	2 years
Stock options | Maximum
Summary of fair value of stock options granted and assumptions
Expected Term	3 years	3 years